Business combination - Acquisition of View Foundation (Details) - View Foundation	Aug. 30, 2019 CNY (¥)
Disclosure of detailed information about business combination
Equity interests acquired (as a percent)	98.90%
Total purchase consideration (Note)	¥ 276,700,000
Goodwill	133,362,000
Goodwill expected to be deductible for tax purposes	¥ 0